Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
July 31, 2025
(Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 91.9%
New York — 91 .9%
$ 2,500,000 City of New York Current Refunding
GO, Series B-1,
5 .00% , 08/01/28 ........... $ 2,681,718
1,250,000 City of New York Current Refunding
GO, Series C-1,
5 .00% , 08/01/25 ........... 1,250,000
2,500,000 City of New York Current Refunding
GO, Series F,
5 .00% , 08/01/28 ........... 2,681,718
7,500,000 City of New York Current Refunding
GO, Series F,
5 .00% , 08/01/31 ........... 8,352,712
3,000,000 City of New York Current Refunding
GO, Sub-Series F-1,
5 .00% , 08/01/30 ........... 3,323,183
6,345,000 City of New York Public
Improvements GO, Series A-1,
4 .00% , 08/01/41 ........... 5,864,087
2,445,000 City of New York Public
Improvements GO, Series C,
5 .00% , 08/01/28 ........... 2,622,720
5,000,000 City of New York Public
Improvements GO, Sub-Series
E-2,
4 .57% , 04/01/28 ........... 5,041,758
2,860,000 County of Westchester NY Public
Improvements GO, Series A,
5 .00% , 10/15/29 ........... 3,171,723
2,000,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
5 .00% , 12/15/30 ........... 2,256,987
2,000,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
4 .00% , 12/15/31 ........... 2,133,345
2,300,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
4 .00% , 12/15/32 ........... 2,435,207
2,300,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
4 .00% , 12/15/33 ........... 2,418,186
7,500,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
4 .00% , 12/15/34 ........... 7,812,955
Principal
Amount Value
New York (continued)
$ 7,500,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
4 .00% , 12/15/35 ........... $ 7,722,640
9,565,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
4 .00% , 02/15/36 ........... 9,958,947
7,500,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
4 .00% , 12/15/36 ........... 7,646,827
5,380,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
4 .00% , 02/15/39 ........... 5,384,905
1,500,000 Empire State Development Corp.  Pre-
refunded Advance Refunding
Revenue Bonds, Series A,
5 .00% , 03/15/27 (a) ......... 1,564,687
5,000,000 Empire State Development
Corp. Correctional Facilities
Improvements Revenue Bonds,
5 .00% , 03/15/31 ........... 5,579,374
5,000,000 Empire State Development
Corp. Correctional Facilities
Improvements Revenue Bonds,
5 .00% , 03/15/32 ........... 5,618,305
4,500,000 Empire State Development Corp.
Transit Improvements Revenue
Bonds, Series A,
5 .00% , 03/15/36 ........... 4,947,177
1,000,000 Erie County Industrial Development
Agency Current Refunding
Revenue Bonds, (State Aid
Withholding),
5 .00% , 05/01/26 ........... 1,018,685
1,025,000 Erie County Industrial Development
Agency Current Refunding
Revenue Bonds, (State Aid
Withholding),
5 .00% , 05/01/29 ........... 1,114,338
1,500,000 Erie County Industrial Development
Agency Current Refunding
Revenue Bonds, (State Aid
Withholding),
5 .00% , 05/01/31 ........... 1,672,382

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
New York (continued)
$ 1,750,000 Erie County Industrial Development
Agency Current Refunding
Revenue Bonds, Series A, (State
Aid Withholding),
5 .00% , 05/01/27 ........... $ 1,827,237
2,220,000 Erie County Industrial Development
Agency Current Refunding
Revenue Bonds, Series A, (State
Aid Withholding),
5 .00% , 05/01/28 ........... 2,366,776
1,050,000 Long Island Power Authority Current
Refunding Revenue Bonds, Series
A,
5 .00% , 09/01/32 ........... 1,192,117
10,960,000 Long Island Power Authority Current
Refunding Revenue Bonds, Series
A,
4 .00% , 09/01/38 ........... 10,800,792
1,860,000 Long Island Power Authority Current
Refunding Revenue Bonds, Series
F,
5 .00% , 09/01/28 ........... 2,003,705
6,000,000 Long Island Power Authority Current
Refunding Revenue Bonds, Series
F,
5 .00% , 09/01/29 ........... 6,593,156
2,500,000 Long Island Power Authority Current
Refunding Revenue Bonds, Series
F,
5 .00% , 09/01/33 ........... 2,852,713
1,200,000 Long Island Power Authority Electric
Light & Power Improvements
Revenue Bonds,
5 .00% , 09/01/35 ........... 1,252,788
6,000,000 Long Island Power Authority Electric
Light & Power Improvements
Revenue Bonds, Series A,
4 .00% , 09/01/34 ........... 6,026,768
1,915,000 Long Island Power Authority Green
Bond Revenue Bonds, Series E,
5 .00% , 09/01/27 ........... 2,017,285
1,600,000 Long Island Power Authority Green
Bond Revenue Bonds, Series E,
5 .00% , 09/01/28 ........... 1,723,617
1,500,000 Long Island Power Authority Green
Bond Revenue Bonds, Series E,
5 .00% , 09/01/29 ........... 1,648,289
1,700,000 Long Island Power Authority Green
Bond Revenue Bonds, Series E,
5 .00% , 09/01/30 ........... 1,896,807
Principal
Amount Value
New York (continued)
$ 1,400,000 Long Island Power Authority Green
Bond Revenue Bonds, Series E,
5 .00% , 09/01/31 ........... $ 1,576,870
1,850,000 Long Island Power Authority Green
Bond Revenue Bonds, Series E,
5 .00% , 09/01/32 ........... 2,100,397
2,300,000 Long Island Power Authority Green
Bond Revenue Bonds, Series E,
5 .00% , 09/01/33 ........... 2,624,496
1,500,000 Long Island Power Authority Green
Bond Revenue Bonds, Series E,
5 .00% , 09/01/34 ........... 1,675,629
2,000,000 Metropolitan Transportation Authority
Dedicated Tax Fund Advance
Refunding Revenue Bonds, Series
A,
5 .00% , 11/15/26 ........... 2,064,584
2,500,000 Metropolitan Transportation Authority
Dedicated Tax Fund Refunding
Revenue Bonds, Series A,
5 .00% , 11/15/35 ........... 2,735,591
1,000,000 Nassau County Interim Finance
Authority Cash Flow
Management Revenue Bonds,
Series A,
5 .00% , 11/15/25 ........... 1,007,348
7,155,000 Nassau County Interim Finance
Authority Cash Flow
Management Revenue Bonds,
Series A,
5 .00% , 11/15/28 ........... 7,781,219
9,500,000 Nassau County Interim Finance
Authority Cash Flow
Management Revenue Bonds,
Series A,
5 .00% , 11/15/29 ........... 10,539,362
4,000,000 Nassau County Interim Finance
Authority Current Refunding
Revenue Bonds, Series A,
5 .00% , 11/15/31 ........... 4,527,938
6,280,000 Nassau County Interim Finance
Authority Current Refunding
Revenue Bonds, Series B,
1 .46% , 11/15/29 ........... 5,639,231
6,000,000 New York City Housing Development
Corp. Local Multifamily Housing
Revenue Bonds, Series A,
(Housing Finance Agency),
3 .63% , 11/01/63 (b) ......... 6,050,948

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
New York (continued)
$ 4,000,000 New York City Housing Development
Corp. Local Multifamily
Housing, Sustainable
Development Revenue Bonds,
Series K, (Housing Finance
Agency),
0 .90% , 11/01/60 (b) ......... $ 3,959,101
1,000,000 New York City Municipal Water
Finance Authority Current
Refunding Revenue Bonds, Series
AA-2,
5 .00% , 06/15/28 ........... 1,033,940
1,100,000 New York City Municipal Water
Finance Authority Current
Refunding Revenue Bonds, Series
AA-2,
5 .00% , 06/15/29 ........... 1,159,031
5,000,000 New York City Municipal Water
Finance Authority Current
Refunding Revenue Bonds, Series
AA-3,
5 .00% , 06/15/47 ........... 4,992,228
1,020,000 New York City Municipal Water
Finance Authority Current
Refunding Revenue Bonds, Series
DD,
5 .00% , 06/15/33 ........... 1,165,966
1,005,000 New York City Municipal Water
Finance Authority Current
Refunding Revenue Bonds, Sub-
Series EE,
5 .00% , 06/15/31 ........... 1,132,052
2,000,000 New York City Municipal Water
Finance Authority Improvements
Revenue Bonds, Series CC-2,
5 .00% , 06/15/27 ........... 2,017,785
6,400,000 New York City Municipal Water
Finance Authority Improvements
Revenue Bonds, Series DD-1,
5 .00% , 06/15/30 ........... 7,149,183
5,600,000 New York City Transitional Finance
Authority Advance Refunding
Revenue Bonds, Series 2,
4 .68% , 11/01/26 ........... 5,631,244
1,960,000 New York City Transitional Finance
Authority Building Aid ,
Sub-Series S-3, (State Aid
Withholding),
5 .00% , 07/15/30 ........... 2,089,713
Principal
Amount Value
New York (continued)
$ 2,300,000 New York City Transitional Finance
Authority Building Aid Current
Refunding Revenue Bonds, Series
S-1A, (State Aid Withholding),
5 .00% , 07/15/31 ........... $ 2,606,417
2,000,000 New York City Transitional Finance
Authority Building Aid Current
Refunding Revenue Bonds, Series
S-1A, (State Aid Withholding),
5 .00% , 07/15/32 ........... 2,282,395
2,000,000 New York City Transitional
Finance Authority Cash Flow
Management Revenue Bonds,
Series A,
5 .00% , 05/01/27 ........... 2,087,796
1,500,000 New York City Transitional
Finance Authority Cash Flow
Management Revenue Bonds,
Series A,
5 .00% , 05/01/28 ........... 1,600,557
5,000,000 New York City Transitional
Finance Authority Cash Flow
Management Revenue Bonds,
Series A,
5 .00% , 05/01/33 ........... 5,618,016
2,500,000 New York City Transitional
Finance Authority Cash Flow
Management Revenue Bonds,
Series A,
5 .00% , 05/01/35 ........... 2,812,240
6,000,000 New York City Transitional Finance
Authority Current Refunding
Revenue Bonds, Series 1,
5 .00% , 11/01/27 ........... 6,341,086
5,000,000 New York City Transitional Finance
Authority Future Tax Secured
Current Refunding Revenue
Bonds,
5 .00% , 11/01/29 ........... 5,498,670
5,565,000 New York City Transitional Finance
Authority Future Tax Secured
Current Refunding Revenue
Bonds,
5 .00% , 11/01/31 ........... 6,102,419
13,600,000 New York City Transitional Finance
Authority Future Tax Secured
Current Refunding Revenue
Bonds,
5 .00% , 11/01/27 ........... 14,373,127

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
New York (continued)
$ 7,750,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds, Series B-1,
5 .00% , 08/01/25 ........... $ 7,750,000
3,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds, Series E-1,
5 .00% , 11/01/36 ........... 3,230,554
2,060,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds, Series F-1,
5 .00% , 02/01/38 ........... 2,186,987
2,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds, Series F-1,
5 .00% , 02/01/40 ........... 2,071,380
2,000,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series C,
5 .00% , 05/01/36 ........... 2,172,351
1,500,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series C-S,
5 .00% , 05/01/31 ........... 1,673,225
6,000,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series E,
5 .00% , 11/01/37 ........... 6,492,317
5,000,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series F-1,
5 .00% , 02/01/37 ........... 5,422,041
3,130,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series I,
4 .72% , 05/01/30 ........... 3,188,733
5,000,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series I,
5 .03% , 05/01/32 ........... 5,141,238
1,655,000 New York Power Authority Electric
Light & Power Improvements
Revenue Bonds, Series A,
5 .00% , 11/15/30 ........... 1,870,273
6,000,000 New York Power Authority Electric
Light & Power Improvements
Revenue Bonds, Series A,
5 .00% , 11/15/31 ........... 6,842,291
Principal
Amount Value
New York (continued)
$ 2,575,000 New York Power Authority Electric
Light & Power Improvements
Revenue Bonds, Series A,
5 .00% , 11/15/32 ........... $ 2,954,544
2,500,000 New York Power Authority Electric
Light & Power Improvements
Revenue Bonds, Series A,
5 .00% , 11/15/33 ........... 2,875,084
2,425,000 New York Power Authority Electric
Light & Power Improvements
Revenue Bonds, Series A,
5 .00% , 11/15/34 ........... 2,792,083
2,500,000 New York Power Authority Electric
Light & Power Improvements
Revenue Bonds, Series A,
5 .00% , 11/15/35 ........... 2,844,002
1,350,000 New York Power Authority Electric
Light & Power Improvements
Revenue Bonds, Series A,
4 .00% , 11/15/49 ........... 1,156,685
3,505,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series A,
5 .00% , 07/01/30 ........... 3,658,571
3,610,000 New York State Dormitory Authority
Cash Flow Management Revenue
Bonds, Series B,
5 .00% , 07/01/26 ........... 3,691,627
5,170,000 New York State Dormitory Authority
Cash Flow Management Revenue
Bonds, Series B,
5 .00% , 07/01/27 ........... 5,416,267
2,765,000 New York State Dormitory Authority
Cash Flow Management Revenue
Bonds, Series B,
5 .00% , 07/01/28 ........... 2,968,824
2,240,000 New York State Dormitory Authority
Cash Flow Management Revenue
Bonds, Series B,
5 .00% , 07/01/29 ........... 2,455,961
1,770,000 New York State Dormitory Authority
Cash Flow Management Revenue
Bonds, Series B,
5 .00% , 07/01/36 ........... 1,923,374
2,575,000 New York State Dormitory Authority
Correctional Facilities
Improvements Revenue Bonds,
Series A-1,
5 .00% , 03/15/28 ........... 2,745,866

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
New York (continued)
$ 2,000,000 New York State Dormitory Authority
Correctional Facilities
Improvements Revenue Bonds,
Series A-1,
5 .00% , 03/15/37 ........... $ 2,168,913
3,500,000 New York State Dormitory Authority
Current Refunding Revenue
Bonds, Series A,
5 .00% , 07/01/35 ........... 3,763,771
1,575,000 New York State Dormitory Authority
Current Refunding Revenue
Bonds, Series A-2,
5 .00% , 07/01/30 ........... 1,752,076
2,190,000 New York State Dormitory Authority
Current Refunding Revenue
Bonds, Series B,
5 .00% , 07/01/26 ........... 2,239,519
2,600,000 New York State Dormitory Authority
Current Refunding Revenue
Bonds, Series B,
5 .00% , 07/01/30 ........... 2,880,901
4,805,000 New York State Dormitory Authority
Current Refunding Revenue
Bonds, Series B,
5 .00% , 07/01/32 ........... 5,404,369
10,000,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series 2015B-B,
5 .00% , 09/15/25 (a) ......... 10,030,978
3,000,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5 .00% , 08/01/35 ........... 3,362,864
3,000,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5 .00% , 08/01/36 ........... 3,320,599
2,000,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5 .00% , 08/01/37 ........... 2,183,495
1,005,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
B, (American Municipal Bond
Assurance Corp.),
5 .50% , 03/15/30 ........... 1,132,252
2,500,000 New York State Dormitory Authority
School Improvements Income Tax
Revenue Bonds, Series A,
5 .00% , 08/15/26 (a) ......... 2,567,558
Principal
Amount Value
New York (continued)
$ 5,000,000 New York State Dormitory Authority
School Improvements Revenue
Bonds, Group 1, Series A,
5 .00% , 03/15/26 ........... $ 5,080,618
2,175,000 New York State Dormitory Authority
School Improvements Revenue
Bonds, Group 2, Series A,
5 .00% , 03/15/32 ........... 2,310,105
1,000,000 New York State Dormitory Authority
Transit Improvements Revenue
Bonds, Series A,
5 .00% , 03/15/37 ........... 1,102,745
1,575,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5 .00% , 10/01/31 ........... 1,771,709
6,655,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5 .00% , 10/01/32 ........... 7,541,599
1,250,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5 .00% , 10/01/33 ........... 1,422,121
11,125,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5 .00% , 10/01/36 ........... 12,366,570
3,750,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5 .50% , 07/01/54 ........... 3,946,199
1,750,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5 .00% , 07/01/26 ........... 1,790,373
3,500,000 New York State Environmental
Facilities Corp. Current
Refunding Revenue Bonds,
5 .00% , 06/15/28 ........... 3,761,315
2,000,000 New York State Environmental
Facilities Corp. Current
Refunding Revenue Bonds,
5 .00% , 06/15/29 ........... 2,199,436

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
New York (continued)
$ 2,000,000 New York State Environmental
Facilities Corp. Refunding
Revenue Bonds, Series B,
5 .00% , 06/15/30 ........... $ 2,185,374
2,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5 .00% , 06/15/26 ........... 2,045,408
955,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5 .00% , 09/15/26 ........... 983,013
1,750,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5 .00% , 06/15/27 ........... 1,835,010
1,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5 .00% , 06/15/34 ........... 1,069,602
1,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5 .00% , 06/15/36 ........... 1,055,736
1,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5 .00% , 09/15/36 ........... 1,094,726
6,250,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5 .00% , 09/15/41 ........... 6,552,584
4,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
Series B,
5 .00% , 06/15/27 ........... 4,194,308
1,500,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
Series C,
5 .00% , 06/15/26 ........... 1,533,624
1,700,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
Series C,
5 .00% , 06/15/29 ........... 1,869,052
Principal
Amount Value
New York (continued)
$ 1,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
Series C,
5 .00% , 06/15/30 ........... $ 1,120,705
3,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
Series C,
5 .00% , 09/15/48 ........... 3,042,083
5,000,000 New York State Housing Finance
Agency State MF Housing
Revenue Bonds, Series F, (State of
New York Mortgage Agency),
3 .85% , 05/01/62 (b) ......... 5,001,993
1,455,000 New York State Housing Finance
Agency State MF Housing
Revenue Bonds, Series J, (State of
New York Mortgage Agency),
1 .10% , 11/01/61 (b) ......... 1,396,002
1,150,000 New York State Thruway Authority
Current Refunding Revenue
Bonds, Series P,
5 .00% , 01/01/38 ........... 1,248,441
5,500,000 New York State Thruway Authority
Transit Improvements Revenue
Bonds, Series A,
5 .00% , 03/15/31 ........... 6,110,070
5,000,000 New York State Thruway Authority
Transit Improvements Revenue
Bonds, Series A,
5 .00% , 03/15/39 ........... 5,244,344
2,500,000 Port Authority of New York & New
Jersey Consolidated Revenue
Bonds, Series 237,
5 .00% , 01/15/47 ........... 2,529,734
8,195,000 State of New York Current Refunding
GO, Series B,
2 .55% , 02/15/29 ........... 7,759,070
1,000,000 Syracuse Industrial Development
Agency School Improvements
Revenue Bonds, Series A, (State
Aid Withholding),
4 .00% , 05/01/33 ........... 1,023,552
1,915,000 Syracuse Industrial Development
Agency School Improvements
Revenue Bonds, Series A, (State
Aid Withholding),
4 .00% , 05/01/34 ........... 1,950,548

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
New York (continued)
$ 1,000,000 Syracuse Industrial Development
Agency School Improvements
Revenue Bonds, Series A, (State
Aid Withholding),
4 .00% , 05/01/35 ........... $ 1,012,780
2,750,000 Triborough Bridge & Tunnel Authority
Current Refunding Revenue
Bonds, Series A,
5 .00% , 11/15/28 ........... 2,971,595
1,500,000 Triborough Bridge & Tunnel Authority
Current Refunding Revenue
Bonds, Series A,
5 .00% , 11/15/34 ........... 1,668,444
2,000,000 Triborough Bridge & Tunnel Authority
Current Refunding Revenue
Bonds, Series A,
4 .00% , 11/15/35 ........... 2,054,433
3,000,000 Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds,
5 .00% , 05/15/27 ........... 3,139,154
4,740,000 Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds, Series
B-2,
5 .00% , 05/15/31 ........... 5,259,704
1,275,000 Triborough Bridge & Tunnel Authority
Sales Tax Revenue Bonds, Series
A,
5 .00% , 05/15/34 ........... 1,426,097
1,000,000 Triborough Bridge & Tunnel Authority
Sales Tax Revenue Bonds, Series
A,
5 .00% , 05/15/38 ........... 1,071,861
1,275,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
1,
5 .00% , 06/15/29 ........... 1,385,293
5,000,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5 .00% , 06/15/28 ........... 5,109,240
5,000,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5 .00% , 06/15/29 ........... 5,432,522
5,045,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5 .00% , 06/15/30 ........... 5,391,697
Principal
Amount Value
New York (continued)
$ 3,630,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5 .00% , 06/15/31 ........... $ 3,938,733
4,760,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5 .00% , 06/15/32 ........... 5,235,541
2,250,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5 .00% , 06/15/33 ........... 2,498,495
1,700,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5 .00% , 06/15/34 ........... 1,905,218
Total Municipal Bonds
(Cost $559,414,263)
552,423,344
CORPORATE BONDS — 1.5%
United States — 1 .5%
5,000,000 Andrew W Mellon Foundation (The),
Series 2020,
0 .95% , 08/01/27 ........... 4,680,178
4,500,000 Cornell University,
4 .84% , 06/15/34 ........... 4,471,318
Total Corporate Bonds
(Cost $9,500,000)
9,151,496
U.S. GOVERNMENT SECURITIES — 1.8%
U.S. Treasury Notes — 1 .8%
5,000,000 4 .25% , 10/15/25 ............... 4,999,219
5,800,000 3 .50% , 09/30/26 ............... 5,757,859
Total U.S. Government Securities
(Cost $10,752,027)
10,757,078

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
The following abbreviation is used in the report:
Shares Value
INVESTMENT COMPANY — 6.6%
39,383,309 Federated Hermes U.S. Treasury Cash
Reserves, Premier Class , 4 .19% (c) $ 39,383,309
Total Investment Company
(Cost $39,383,309)
39,383,309
TOTAL INVESTMENTS — 101.8%
(Cost $619,049,599)
$ 611,715,227
LIABILITIES IN EXCESS OF
OTHER ASSETS — (1.8)%
(11,029,834)
NET ASSETS — 100.0%
$ 600,685,393
(a) These securities are pre-refunded; the date shown represents the pre-
refunded date. Bonds which are pre-refunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b) Floating or variable rate security. The Reference Rate is defined below. Interest rate shown reflects the rate in effect as of July 31,
2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c) The rate shown represents the current yield as of July 31, 2025.
GO — General Obligation
Portfolio Diversification by State (Unaudited)
State:
Percentage
of Net Assets
New York ................................... 91 .9%
Other
*
...................................... 8 .1
100 .0%
* Includes cash and equivalents, Corporate Bonds, U.S. Government
Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.